N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	SEPARATE ACCOUNT FP
Entity Central Index Key	0000771726
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
Important Information You Should Consider About the policy:

FEES AND EXPENSES

Charges for Early Withdrawals
We will not deduct a charge for making a partial withdrawal from your policy; however, if you surrender the policy in its first 10 years, you will be subject to a surrender charge of up to 5.587% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $5,587.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in this prospectus.

Transaction Charges
In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO II and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (
e.g.
, age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.65%

Portfolio expenses are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses and may change from year to year.

For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy”, which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in the “Fee Table” in this prospectus.

Charges for Early Withdrawals [Text Block]
We will not deduct a charge for making a partial withdrawal from your policy; however, if you surrender the policy in its first 10 years, you will be subject to a surrender charge of up to 5.587% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $5,587.

There is an Early Distribution Adjustment on amounts withdrawn before segment maturity which could result in a loss of up to 90% of the Segment Account Value due to negative performance or increased volatility of the Index, depending on the Index Option selected. See the MSO II prospectus for more information. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus. For more information on surrender charges, please refer to “Deducting policy charges” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.587%
Surrender Charge Example Maximum [Dollars]	$ 5,587
Transaction Charges [Text Block]
In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, MSO II and loan charges, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insured (
e.g.
, age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.65%

Portfolio expenses are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses and may change from year to year.

For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy”, which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in the “Fee Table” in this prospectus.

Investment Options (of Other Amount) Minimum [Percent]	0.57%
Investment Options (of Other Amount) Maximum [Percent]	2.65%
Risks [Table Text Block]

RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH162723.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.

7

Insurance Company Risks	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option and under MSO II), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus.

Policy Lapse	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if, due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value will not cover policy charges. If your policy is in default, you will be notified in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a no-lapse
guarantee, you may have to pay more premiums to have the benefit of the no lapse guarantee. If your policy provides for a policy continuation feature, and the conditions of the rider are satisfied and the rider is exercised, including that there is sufficient net policy account value to cover the Policy Continuation Charge, then the policy will not lapse.
For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in this prospectus.
RESTRICTIONS

Investments	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy” or to the GIO or MSO II. We reserve the right to remove or substitute Portfolios as investment options under the policy.

Currently, the total of all transfers of variable investment options you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.

We may limit transfers you can make into the GIO, if the current
(non-guaranteed)
interest crediting rate on the GIO is equal to the guaranteed minimum interest crediting rate of 1.0% (annual rate). For more information, please refer to “Guaranteed Interest Option” in “Investment options within your policy” in this prospectus.

There may be restrictions upon transfers into and out of MSO II. For more information, see the MSO II prospectus.

We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for policies that are jointly owned or assigned. We reserve the right to limit policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market timing.”

For more information, please refer to “Variable investment options” and “Transfers you can make” in this prospectus.
Optional Benefits	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.

Optional benefits may be subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time, unless previously elected.

For more information on optional benefits and other limitations under the policy, please refer to “Other benefits” and “Suicide and certain misstatements” in this prospectus.

Investment Restrictions [Text Block]	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy” or to the GIO or MSO II. We reserve the right to remove or substitute Portfolios as investment options under the policy.8
Optional Benefit Restrictions [Text Block]	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified
	plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy’s information pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer cash value between Portfolios.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon each premium payment	5% of each premium (1)
Surrender (turning in) of your policy during its first 10 years (2)	Upon surrender	6% of each premium (3) , not to exceed an amount per $1,000 of initial base policy face amount Highest: $55.87 Lowest: $20.63
Charge for a Representative Investor (male age 35 at issue in the select non-tobacco user risk class)	Upon surrender	Representative: $28.26
Request a decrease in your policy’s face amount during its first 10 years (2)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Early Distribution Adjustment	On surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date	90% of Segment Account Value (4)
Transfer Fees	Upon transfer	$25 per transfer (5) (7)
Special Services Charges • Wire transfer charge (6) • Express mail charge (6) • Policy illustration charge (7) • Duplicate policy charge (8) • Policy history charge (8)(9) • Charge for returned payments (8)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Charge: $90 Charge: $35 Maximum Charge: $25 Charge: $35 Maximum Charge: $50 Charge: $25

(1)
Currently, we reduce this charge to 4% in year 1 after an amount equal to one sales load “target premium” has been paid. In years 2+, this charge is 4% for all premium paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, including the policy’s face amount, among other factors.

(2)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)
The surrender charge percentage of premium we use is determined by the policy year in which you surrender your contract to receive its cash value, or reduce the face amount of your policy as provided in the following table:

Table of Premium Based Surrender Charges
Policy Year of Premium Payment	Policy Year of Surrender
	1	2	3	4	5	6	7	8	9	10	11+
1	6%	5%	4%	3%	2%	0%	0%	0%	0%	0%	0%
2		6%	5%	4%	3%	2%	0%	0%	0%	0%	0%
3			6%	5%	4%	3%	2%	0%	0%	0%	0%
4				6%	5%	4%	3%	2%	0%	0%	0%
5					6%	5%	4%	3%	2%	0%	0%
6						6%	5%	4%	3%	2%	0%
7							6%	5%	4%	3%	0%
8+								0%	0%	0%	0%

(4)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

(5)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. Please refer to the MSO II Prospectus for more information about transfer charges.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	We do not currently charge this fee, but reserve the right to in the future.
(8)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(9)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Administrative Expenses (1)(2)	Monthly	(1) Policy Year	Amount Deducted

		1 2+	$15 $10
plus

(2) Charge per $1,000 of the initial base policy face amount:

Highest: $1.60 Lowest: $0.33
Charge for Representative Investor (guaranteed rate for a male age 35 at issue in the select non-tobacco user risk class)	Monthly	Representative: $0.37

Cost of Insurance (1)(2)(3) : Minimum and Maximum Charge	Monthly	Charge per $1,000 of the amount for which we are at risk: (4) Highest: $83.34 Lowest: $0.03
Charge for a Representative Investor (male age 35 at issue; select non-tobacco user risk class)	Monthly	Representative: $0.12
Mortality and Expense Risk Fees	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO II (if applicable) (7)

		1-10 11+	1.00% 0.50%

Loan Interest Spread (6)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:

Charitable Legacy Rider	N/A	No additional charge.

Market Stabilizer Option ® II (7)

Variable Index Segment Account Charge	At the beginning of each policy month during the Segment Term	1.65% calculated as an annual % of your Segment Account Value (8)

MSO II loan spread (9) for Amounts of policy Loans Allocated to a Segment	On each policy anniversary (or on loan termination, if earlier)	1%

Policy Continuation Rider	Once — on the date the rider is exercised	The charge is equal to the policy account value on the date of exercise, multiplied by the Policy Continuation Charge Rate:

Maximum rate 13.10% (10)
Adding Living Benefits Rider	Once — on the date the rider is exercised	$100 (if elected after policy issue)
Exercising Living Benefits Rider	At the time of the transaction	$250

(1)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the insured person reaches age 121.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(5)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.0% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Accessing your money” in this prospectus.

(6)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

(7)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(8)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(9)	This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on attained age.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. A complete list of Portfolios available under the policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy”.

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer cash value between Portfolios.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon each premium payment	5% of each premium (1)
Surrender (turning in) of your policy during its first 10 years (2)	Upon surrender	6% of each premium (3) , not to exceed an amount per $1,000 of initial base policy face amount Highest: $55.87 Lowest: $20.63
Charge for a Representative Investor (male age 35 at issue in the select non-tobacco user risk class)	Upon surrender	Representative: $28.26
Request a decrease in your policy’s face amount during its first 10 years (2)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Early Distribution Adjustment	On surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date	90% of Segment Account Value (4)
Transfer Fees	Upon transfer	$25 per transfer (5) (7)
Special Services Charges • Wire transfer charge (6) • Express mail charge (6) • Policy illustration charge (7) • Duplicate policy charge (8) • Policy history charge (8)(9) • Charge for returned payments (8)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Charge: $90 Charge: $35 Maximum Charge: $25 Charge: $35 Maximum Charge: $50 Charge: $25

(1)
Currently, we reduce this charge to 4% in year 1 after an amount equal to one sales load “target premium” has been paid. In years 2+, this charge is 4% for all premium paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, including the policy’s face amount, among other factors.

(2)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)
The surrender charge percentage of premium we use is determined by the policy year in which you surrender your contract to receive its cash value, or reduce the face amount of your policy as provided in the following table:

Table of Premium Based Surrender Charges
Policy Year of Premium Payment	Policy Year of Surrender
	1	2	3	4	5	6	7	8	9	10	11+
1	6%	5%	4%	3%	2%	0%	0%	0%	0%	0%	0%
2		6%	5%	4%	3%	2%	0%	0%	0%	0%	0%
3			6%	5%	4%	3%	2%	0%	0%	0%	0%
4				6%	5%	4%	3%	2%	0%	0%	0%
5					6%	5%	4%	3%	2%	0%	0%
6						6%	5%	4%	3%	2%	0%
7							6%	5%	4%	3%	0%
8+								0%	0%	0%	0%

(4)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

(5)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. Please refer to the MSO II Prospectus for more information about transfer charges.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	We do not currently charge this fee, but reserve the right to in the future.
(8)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(9)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

Sales Load, Description [Text Block]	Premium Charge
Sales Load, When Deducted [Text Block]	Upon each premium payment
Sales Load (of Premium Payments), Maximum [Percent]	5.00%	[1]
Sales Load, Footnotes [Text Block]	Currently, we reduce this charge to 4% in year 1 after an amount equal to one sales load “target premium” has been paid. In years 2+, this charge is 4% for all premium paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, including the policy’s face amount, among other factors.
Deferred Sales Load, Footnotes [Text Block]
(2)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)
The surrender charge percentage of premium we use is determined by the policy year in which you surrender your contract to receive its cash value, or reduce the face amount of your policy as provided in the following table:

Table of Premium Based Surrender Charges
Policy Year of Premium Payment	Policy Year of Surrender
	1	2	3	4	5	6	7	8	9	10	11+
1	6%	5%	4%	3%	2%	0%	0%	0%	0%	0%	0%
2		6%	5%	4%	3%	2%	0%	0%	0%	0%	0%
3			6%	5%	4%	3%	2%	0%	0%	0%	0%
4				6%	5%	4%	3%	2%	0%	0%	0%
5					6%	5%	4%	3%	2%	0%	0%
6						6%	5%	4%	3%	2%	0%
7							6%	5%	4%	3%	0%
8+								0%	0%	0%	0%

Other Surrender Fees, Description [Text Block]	Surrender (turning in) of your policy during its first 10 years
Other Surrender Fees, When Deducted [Text Block]	Upon surrender
Other Surrender Fees, Maximum [Dollars]	$ 55.87
Other Surrender Fees, Minimum [Dollars]	$ 20.63
Other Surrender Fees (of Other Amount), Current [Percent]	6.00%	[2]
Other Surrender Fees, Footnotes [Text Block]
(3)
The surrender charge percentage of premium we use is determined by the policy year in which you surrender your contract to receive its cash value, or reduce the face amount of your policy as provided in the following table:

Table of Premium Based Surrender Charges
Policy Year of Premium Payment	Policy Year of Surrender
	1	2	3	4	5	6	7	8	9	10	11+
1	6%	5%	4%	3%	2%	0%	0%	0%	0%	0%	0%
2		6%	5%	4%	3%	2%	0%	0%	0%	0%	0%
3			6%	5%	4%	3%	2%	0%	0%	0%	0%
4				6%	5%	4%	3%	2%	0%	0%	0%
5					6%	5%	4%	3%	2%	0%	0%
6						6%	5%	4%	3%	2%	0%
7							6%	5%	4%	3%	0%
8+								0%	0%	0%	0%

Transfer Fees, Description [Text Block]	Transfer Fees
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Current [Dollars]	$ 25	[3],[4]
Transfer Fee, Footnotes [Text Block]	No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. Please refer to the MSO II Prospectus for more information about transfer charges.
Other Transaction Fee, Description [Text Block]	Early Distribution Adjustment
Other Transaction Fee, When Deducted [Text Block]	On surrender or other distribution (including loan) from a Segment prior to its Segment Maturity Date
Other Transaction Fee, Current [Percent]	90.00%	[5]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]
(4)
The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option
®
, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.

(5)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. Please refer to the MSO II Prospectus for more information about transfer charges.

(6)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(7)	We do not currently charge this fee, but reserve the right to in the future.
(8)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(9)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

Periodic Charges [Table Text Block]
The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Administrative Expenses (1)(2)	Monthly	(1) Policy Year	Amount Deducted

		1 2+	$15 $10
plus

(2) Charge per $1,000 of the initial base policy face amount:

Highest: $1.60 Lowest: $0.33
Charge for Representative Investor (guaranteed rate for a male age 35 at issue in the select non-tobacco user risk class)	Monthly	Representative: $0.37

Cost of Insurance (1)(2)(3) : Minimum and Maximum Charge	Monthly	Charge per $1,000 of the amount for which we are at risk: (4) Highest: $83.34 Lowest: $0.03
Charge for a Representative Investor (male age 35 at issue; select non-tobacco user risk class)	Monthly	Representative: $0.12
Mortality and Expense Risk Fees	Monthly	Policy Year	Annual % of your value in our variable investment options and MSO II (if applicable) (7)

		1-10 11+	1.00% 0.50%

Loan Interest Spread (6)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:

Charitable Legacy Rider	N/A	No additional charge.

Market Stabilizer Option ® II (7)

Variable Index Segment Account Charge	At the beginning of each policy month during the Segment Term	1.65% calculated as an annual % of your Segment Account Value (8)

MSO II loan spread (9) for Amounts of policy Loans Allocated to a Segment	On each policy anniversary (or on loan termination, if earlier)	1%

Policy Continuation Rider	Once — on the date the rider is exercised	The charge is equal to the policy account value on the date of exercise, multiplied by the Policy Continuation Charge Rate:

Maximum rate 13.10% (10)
Adding Living Benefits Rider	Once — on the date the rider is exercised	$100 (if elected after policy issue)
Exercising Living Benefits Rider	At the time of the transaction	$250

(1)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the insured person reaches age 121.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(5)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.0% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Accessing your money” in this prospectus.

(6)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

(7)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(8)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(9)	This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on attained age.

Insurance Cost, Description [Text Block]	Cost of Insurance	[6],[7],[8]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.03
Insurance Cost, Footnotes [Text Block]
(1)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the insured person reaches age 121.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Fees
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	1.00%
Mortality And Expense Risk Fees (of Other Amount), Minimum [Percent]	0.50%
Administrative Expenses, Description [Text Block]	Administrative Expenses	[7],[8]
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense, Minimum [Dollars]	$ 10
Administrative Expense, Footnotes [Text Block]
(1)
This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the insured person reaches age 121.

Optional Benefit Expense, Footnotes [Text Block]
(7)	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
(8)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.

(9)	This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on attained age.

Annual Portfolio Company Expenses [Table Text Block]

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. A complete list of Portfolios available under the policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy”.

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios
Item 5. Principal Risks [Table Text Block]
1.
Principal risks of investing in the policy

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no-lapse guarantee you may have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit and may risk the loss of the no lapse guarantee.

•	There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in “Fee Table” in this prospectus.

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.
•	The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each variable investment option may be found in the Trust prospectus for that investment option and in the MSO II prospectus.

How the variable life insurance policy is available

The policy is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see “Tax information” for more information. The policy is available for issue ages 18 to 65.

Principal Risk [Text Block]
Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no-lapse guarantee you may have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit and may risk the loss of the no lapse guarantee.

•	There are unique risks associated with MSO II including loss of up to 90% of principal and previously credited interest due to negative performance or increased volatility of the Index even if the Index has experienced positive performance since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in “Fee Table” in this prospectus.

•	There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.
•	The guarantees we make to you under this policy are supported by the Company’s general account and are subject to the Company’s claims paying ability. You should look solely to the financial strength of the Company for its claims-paying ability.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each variable investment option may be found in the Trust prospectus for that investment option and in the MSO II prospectus.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
6.
Death benefits and accessing your money

About your life insurance benefit

As long as your incontestable policy is in force, we will pay the death benefit to your beneficiary or beneficiaries once we receive at our Administrative Office satisfactory proof of the Insured’s death. See your policy for more information on policy incontestability. The death benefit is determined as of the date of death and generally paid within 7 days after proof of death and any other required documents are received. For information on the commencement of insurance coverage, please see “policy issuance” under “More information about procedures that apply to your policy” in this prospectus.

Your policy’s face amount.
In your application to buy the policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the “face amount” of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million.

You can decrease your insurance coverage

You may request a decrease in your policy’s face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested decrease must be at least $10,000. Please refer to “Tax information” for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested decrease. We will not approve any decrease if your policy is in a grace period.

Certain policy changes, including decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

Face amount decreases.
You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code’s definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy account value. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.
In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy’s face amount. This may be necessary in order to preserve your policy’s status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount. The distribution may be taxable.

If the insured person dies, we pay a life insurance benefit to the “beneficiary” you have named once we have received satisfactory proof of the insured’s death at our Administrative Office.

Your policy’s “death benefit” option.
The basic amount (or “benefit”) we will pay if the insured person dies is:

The policy’s face amount
on the date of the insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy face amount.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher
than the standard death benefit.

The alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. At ages greater than 99, this percentage is equal to 101%. At ages less than 100, this percentage is equal to the reciprocal of the net single premium per dollar of insurance calculated using an interest rate to ensure the contract meets the definition of life insurance as defined in section 7702 of the Code and mortality charges based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables, and varies based upon the insured person’s age, sex and risk class. The death benefit is designed to be greater than the amount necessary to ensure that the policy’s cash surrender value does not at any time exceed the net single premium needed to fund future policy benefits under the contract, with all such terms as defined in section 7702 of the Code.

For example, under the cash value accumulation test, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 144.0%, then the death benefit is the alternative death benefit of $122,400. For more details regarding how we calculate the death benefit, please see Appendix: “Calculating the death benefit” to this prospectus.
These higher alternative death benefits expose us to greater insurance risk than the standard death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.
We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” in this prospectus.

Your options for receiving policy proceeds

Beneficiary of death benefit.
You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.
We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. We will charge interest on the amount of the loan. See “Borrowing from your policy” in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s 121st birthday. See “Making withdrawals from your policy” in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. You may have to pay surrender charges if you surrender your policy. See “Surrendering your policy for its net cash surrender value” in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See “Tax information” in this prospectus for the tax treatment of the various ways in which you can access your money.

Automated Income Service

On or after the 10th policy anniversary, the automated income service permits a policy owner to request a start and end date for income payments on a periodic basis. Income payments can be made on a monthly, quarterly, semi-annual or annual basis. The income payment request can be made in the form of a percentage of the policy’s net cash surrender value or a specific dollar amount. Amounts withdrawn under the automated income service will be treated as a partial withdrawal up to the amount of your basis in the policy and then will be treated as a loan, if necessary, up to a maximum of 90% of the policy’s net cash surrender value. The income payments will continue until you instruct us to stop them or 90% of the policy’s net cash surrender value has been reached. See “Making withdrawals from your policy” below for more information about partial withdrawals and “Borrowing from your policy” below for more information on policy loans.

Borrowing from your policy

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” below. The minimum loan amount generally is $500.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.
Loan interest we charge.
The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 2.0% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.0% for the first ten policy years and 1.0% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

Interest that we credit on loan collateral.
Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.0% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment.

Effects of a policy loan.
If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due.

A policy loan, repaid or not, has a permanent effect on your cash surrender value and the death benefit. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

If your policy’s no-lapse guarantee is in effect and is important to you, you should ensure that the amount of any outstanding policy loans and accrued loan interest does not exceed your policy account value. The no-lapse guarantee will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.
You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the
61-day
grace period. See “policy ‘lapse’ and termination” in “The minimum amount of premiums you must pay” under “More information about policy charges” for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages for the variable investment options on record.

Borrowing from your policy when you allocated to MSO II.
If you have allocated policy amounts to MSO II and plan to take a loan from your policy, significantly different procedures and additional restrictions may apply. Please see “Loans” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value at any time after the first year of your policy and before the policy anniversary nearest to the insured’s attained age 121. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. We will not deduct a charge for making a partial withdrawal.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.
A partial withdrawal will result in a reduction in the cash surrender value and in your policy account value equal to the amount withdrawn as well as a reduction in your death benefit.

The death benefit after the withdrawal will be determined as described in “About your life insurance benefit” and “Alternative higher death benefit in certain cases” in this section, based on the policy account value and the base policy face amount after the withdrawal.

If the standard death benefit is higher than the alternative death benefit, a partial withdrawal will result in a dollar-for-dollar automatic reduction in the policy’s face amount (and, hence, an equal reduction in the death benefit). If the alternative death benefit is higher than the standard death benefit and if the death benefit minus the amount to be withdrawn is not lower than the standard death benefit, the policy’s face amount will not be reduced but the policy’s death benefit will be reduced by an amount greater than the amount to be withdrawn. If the alternative death benefit is higher than the standard death benefit and if the standard death benefit is higher than the death benefit minus the amount to be withdrawn, then the policy’s face amount will be reduced to an amount equal to the death benefit minus the amount to be withdrawn and the death benefit will be reduced by an amount greater than the amount to be withdrawn.

A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee. There will be no proportionate surrender charge due to a decrease in base policy face amount resulting from a partial withdrawal.

We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

Making withdrawals from your policy if you have allocated to MSO II.
If you have allocated policy amounts to MSO II and plan to take a withdrawal from your policy, significantly different procedures and additional restrictions may apply. Please see “Withdrawals” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed terminal illness living benefits, and minus any surrender charge that then remains applicable. The surrender charge is described in “Charges and expenses you will pay” in this prospectus.

Surrendering your policy if you have allocated to MSO II.
If you have allocated policy amounts to MSO II and plan to surrender your policy, significantly different procedures and additional restrictions may apply. Please see “Cash Surrender Value, Net Cash Surrender Value and Loan Value” in the “Description of the MSO” section of the MSO II Prospectus for more information.

Please refer to “Tax information” below for the possible tax consequences of surrendering your policy.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher
than the standard death benefit.

The alternative death benefit is computed by multiplying your policy account value on the insured person’s date of death by a percentage specified in your policy. At ages greater than 99, this percentage is equal to 101%. At ages less than 100, this percentage is equal to the reciprocal of the net single premium per dollar of insurance calculated using an interest rate to ensure the contract meets the definition of life insurance as defined in section 7702 of the Code and mortality charges based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables, and varies based upon the insured person’s age, sex and risk class. The death benefit is designed to be greater than the amount necessary to ensure that the policy’s cash surrender value does not at any time exceed the net single premium needed to fund future policy benefits under the contract, with all such terms as defined in section 7702 of the Code.

For example, under the cash value accumulation test, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 144.0%, then the death benefit is the alternative death benefit of $122,400. For more details regarding how we calculate the death benefit, please see Appendix: “Calculating the death benefit” to this prospectus.
These higher alternative death benefits expose us to greater insurance risk than the standard death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.
We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See “Your option to receive a terminal illness living benefit under the Living Benefits Rider” in this prospectus.

Your options for receiving policy proceeds

Beneficiary of death benefit.
You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time during the insured person’s life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person’s surviving children. If there are no surviving children, we will instead pay the insured person’s estate.

Payment of death benefit.
We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

Item 11. Other Benefits Available (N-6) [Text Block]
8.
Other benefits available under the policy

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Charitable Legacy Rider	Provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner.	Optional
•   Only available at issue and an accredited charitable beneficiary must be named at that time.
•   Available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (
i.e.
, for face amounts of $10 million and above).
•   If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million.
•   If the base policy face amount has been decreased below $1 million at the time of death, then no benefit is payable.

Living Benefits Rider	Enables you to receive a portion of the policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.	Optional
•   May be elected either at policy issue or after policy issue. If elected after issue, we will deduct $100 from your policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your policy will automatically include this rider if you apply for a face amount of at least $100,000.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000.

No-Lapse Guarantee Rider	Generally guarantees that your policy will not terminate for a number of years.	Standard
•   Subject to the payment of certain specified amounts of premiums.
•   Rider will not prevent the policy from entering a grace period if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 15 years.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Policy Continuation Rider	Protects against the lapse of your policy in certain circumstances.	Optional
•   You can exercise the rider and be placed on “policy continuation,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75 th
birthday, but not earlier than the 15
th
policy anniversary, all of the following conditions apply:
•   The amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy;
•   There must be sufficient net policy account value to cover the Policy Continuation Charge;
•   The policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising the rider must not cause the policy to become a Modified Endowment Contract.
•   The amount of any outstanding policy loan and accrued loan interest is greater than the current base policy face amount;
•   The policy is not in a grace period; and
•   No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.
•   When the rider is in effect the following are prohibited:
•   partial withdrawals;
•   premium payments;
•   changes to the policy face amount or death benefit option;
•   transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and
•   any other requested policy changes.
•   All additional benefit riders and endorsements terminate when the Policy Continuation Rider is exercised.

Other benefits

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider.

The Company or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

Charitable Legacy Rider

An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

Example: Initial policy face amount of $1,000,000 with a charity named at policy issue. If face amount remains at $1,000,000, then upon death, $10,000 (.01 x $1,000,000) will be payable to a designated qualified charity.

•	Rider termination. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

—	the termination of the policy;

—	the surrender of the policy;

—	the date we receive the policy owner’s written request to terminate the rider; or

—	the date of the insured’s death

If the base policy lapses and is subsequently restored, the rider will be reinstated.
Living Benefits Rider

Your option to receive a terminal illness living benefit under the Living Benefits Rider

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000. This feature enables you to receive a portion (generally the lesser of 75% or $250,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time
administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

Example: Policy owner is age 55 and has been diagnosed with cancer. He is not expected to live longer than 12 months and submits a claim for living benefits under a policy with a $200,000 face amount. The cash surrender value of the policy is currently $50,000. He has a policy loan (including accrued interest) of $25,000 outstanding on the policy, so his net death benefit is $175,000 ($200,000 - $25,000) and his net cash surrender value is $25,000 ($50,000 - $25,000).

The maximum living benefits payment available is the lesser of $250,000 and 75% of his $175,000 net death benefit ($131,250). Policy owner requests half of this amount, or
$65,625, on his claim and receives a lump sum payment of $65,375 (after a claim processing fee of $250 is assessed). Policy owner dies 10 months after filing his claim for living benefits. His wife as the beneficiary on his policy receives $128,372. This death claim payment and other policy values are calculated as follows:

Before Payment of Living Benefits:
Policy Loan Outstanding	$25,000
Net Death Benefit	$175,000
Net Cash Surrender Value	$25,000
Living Benefits Payment Requested	$65,625
Net Amount Minus $250 Processing Fee	$65,375

Immediately After Payment of Living Benefits
Net Death Benefit	$175,000
Lien Outstanding	$65,625
Death Benefit Net of the Policy Loan and Lien	$109,375
Net Cash Surrender Value	$25,000
Initial Lien against Cash Value [65,625 x (25,000/175,000)] 1	$9,375
Cash Surrender Value Net of Policy Loan and Lien	$15,625
1
The lien resulting from the Living Benefit payment is equal to the amount of Living Benefit plus accrued interest plus additional amounts, if any, that are advanced to keep the policy in force. The amount of cash value net of existing policy loans, in excess of a specified percentage (which will not be greater than 100%) of the lien, is available for additional policy loans or partial withdrawals. The specified percentage is equal to the net cash value divided by the net death benefit. The net cash value is the cash value minus any outstanding policy loan and accrued loan interest. The net death benefit is the death benefit minus any outstanding policy loan and accrued loan interest.

Ten Months Later:
Lien	$65,625
Interest on Lien 2	$2,852
Lien Plus Interest	$68,477
Policy Loan	$25,000
Interest on Policy Loan 2	$1,037
Policy Loan Plus Interest	$26,037
Death Benefit Net of Policy Loan and Lien [200,000 – $68,477 – $26,037]	$105,486
2.
Assumes a hypothetical 8% annual rate for the outstanding policy loan and the Lien. For policies with cash values, the actual interest rate for the Lien at the time the living benefits payment is made will not exceed the greater of: (i) the 90-Day Treasury Bill or (ii) the higher of (a) the maximum adjustable policy loan interest rate based on the “Published Monthly Average,” as defined below, for the calendar month that ends two months before the date of application for the living benefits payment or (b) the policy guaranteed cash value interest rate plus 1% per year.* The interest rate accrued on the portion of the Lien that is allocated to the policy cash value will not be more than the policy loan interest rate.

*
For policies without cash values, the actual interest rate for the Lien at the time the living benefits payment is made will not exceed the greater of: (i) the 90-Day Treasury Bill or (ii) the “Published Monthly

Average,” as defined below, for the calendar month that ends two months before the date of application for the living benefits payment.

The “Published Monthly Average” means the Moody’s Corporate Bond Yield Average – Monthly Average Corporates published by Moody’s Investors Service, Inc., or any successor thereto. If such averages are no longer published, we will use such other averages as may be established by regulation by the insurance supervisory official of the jurisdiction in which this policy is delivered.

No-Lapse Guarantee rider

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums, and as long as any outstanding policy loans and accrued loan interest do not exceed your policy account value. We call these amounts “guarantee premiums” and they will be set forth in the “Policy Information” section of your policy. This guarantee against termination is our
No-Lapse
Guarantee rider. Under the No-Lapse Guarantee rider, subject to the conditions below your policy is guaranteed not to lapse during a no-lapse guarantee period of 15 years.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

•	You have satisfied the “guarantee premium test” (discussed below); and

•	Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this rider.

Example: A representative insured age 60 (issue age of 50) has a policy that will lapse next month because the monthly charges exceed the net policy account value. The cumulative amount of premiums paid to date (less any partial withdrawals) exceeds the cumulative guarantee premiums due to date for the no-lapse guarantee. As a result, the rider is still in force and the policy did not lapse even when the net policy account value fell to zero.

Guarantee premium test.
If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse
guarantee including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

Guarantee premiums.
The amount of the guarantee premiums for the
no-lapse
guarantee are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is eliminated, or if there is a change in the insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse
guarantee period beyond its original number of years.

Policy Continuation Rider

This rider is automatically included in your policy and
pro-
vides protection against future policy lapse when the net policy account value (policy account value less any out-
standing policy loan and accrued loan interest) are insufficient to cover the monthly deductions of the policy due to loan indebtedness. If the net policy account value at that time is not sufficient to cover the Policy Continuation Charge, you will be given 30 days to remit sufficient funds to cover any deficiency for this charge. If these funds are not received within that time, Policy Continuation will not take effect. It cannot be exercised during a grace period, but should be exercised before there is insufficient net policy account value to pay monthly charges. If you exercise the Policy Continuation Rider, the policy will then become
“paid-up”
life insurance.

There is no charge for the Policy Continuation Rider unless and until it is exercised. If it is exercised, there is a one-time
charge. The charge for the rider is described in more detail in “Fee Table“ in this prospectus and “Policy Continuation charge” in “More information about policy charges” in this prospectus.

Exercising the Policy Continuation Rider.
In order to exercise the Policy Continuation Rider,
ALL
of the following conditions must be met under your policy:

(1)	the amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy.

(2)	your policy has been in force for at least 15 policy years;

(3)	the insured person’s attained age is at least 75;

(4)	the outstanding loan amount and accrued loan interest exceeds the current base policy face amount;

(5)	the policy is not then in a grace period;

(6)	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code;

(7)	there must be sufficient net policy account value to cover the Policy Continuation Charge described in “Fee Table”; and

(8)
the policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising this rider must not cause the policy to become a Modified Endowment Contract.

Notification and exercise of the Policy Continuation Rider.
We will notify you within 15 days after the beginning of the policy month when all of the conditions listed above occur that you may exercise the Policy Continuation Rider. If you wish to exercise the Policy Continuation Rider, you must respond in writing to our Administrative Office within 45 days after the date of the notice.

If there is any amount remaining in the unloaned policy account in excess of the Policy Continuation Charge, we will treat your instruction to exercise this rider as a request for an additional loan equal to this excess amount. Such amount will then be distributed to you on the effective date of Policy Continuation. Once you exercise the Policy Continuation Rider, Policy Continuation will remain in effect during the lifetime of the insured person unless the policy is surrendered.

If you do not respond to our notice telling you that you are eligible to exercise the Policy Continuation Rider, your policy and the rider will continue according to their terms. You may still exercise this Policy Continuation Rider at some future time if the appropriate conditions are met.
Please note, however, that we will not send you another notice of eligibility to exercise this rider and the policy may lapse.

Effective date of Policy Continuation.
After you have satisfied the requirements for the Policy Continuation Rider, policy continuation will take effect at the beginning of the policy month that coincides with, or next follows, the date we receive your instruction to exercise the Policy Continuation Rider.

Policy Continuation charge.
There is no charge for this rider unless and until it is exercised. If this rider is exercised, there is a one-time
charge. This charge is equal to the policy account value on the date this rider is exercised multiplied by the Policy Continuation Charge Rate shown in your policy. This rate is based on the age of the insured person on the date this rider is exercised.

Effect of Policy Continuation.
If Policy Continuation takes effect subject to the Policy Continuation Rider, all other additional benefit riders and endorsements will terminate when Policy Continuation takes effect. If there is any amount remaining in the net policy account value after the Policy Continuation Rider charge has been deducted, such amounts are treated as an additional loan and refunded to you so there will be no amounts in the variable investment options or MSO II. From that point forward,
ALL
of the following will apply:

(1)	the policy will not lapse and no further premiums will be required;

(2)	loan interest will continue to be due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan;

(3)
any payments we receive from you while the policy is on Policy Continuation will be applied as loan repayments and will be allocated to the unloaned portion of the guaranteed interest option to the extent of any outstanding loan and accrued loan interest. Any excess will be refunded to you; and

(4)
on each policy anniversary and any time you repay all of a policy loan, interest credited to the loaned portion of the guaranteed interest option will be allocated to the unloaned portion of the guaranteed interest option.

When Policy Continuation is in effect subject to the Policy Continuation Rider,
ALL
of the following are prohibited:

(1)	partial withdrawals;

(2)	premium payments;

(3)	changes to the policy face amount;

(4)	transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and

(5)	any other requested policy changes.

When Policy Continuation is in effect, the death benefit of this policy is the greatest of: (a) the policy account value or the outstanding loan and accrued loan interest on the insured person’s date of death, whichever is greater, multiplied by a percentage shown in your policy for the insured person’s age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person’s date of death plus $10,000, or (c) the current base policy face amount.

We will deduct the amount of any outstanding policy loan and accrued loan interest from the death benefit we will pay. If you have a full surrender when Policy Continuation is in effect you will be paid the net cash surrender value.

For further information, please see Appendix “Examples of how the Policy Continuation Rider works” to your prospectus.

Policy Continuation Rider termination.
This rider will terminate when the policy terminates.

Policy Continuation Rider restoration.
If your policy ends without value at the end of a grace period, the Policy Continuation Rider will be restored along with the policy.

Benefits Available [Table Text Block]

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Charitable Legacy Rider	Provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner.	Optional
•   Only available at issue and an accredited charitable beneficiary must be named at that time.
•   Available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (
i.e.
, for face amounts of $10 million and above).
•   If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million.
•   If the base policy face amount has been decreased below $1 million at the time of death, then no benefit is payable.

Living Benefits Rider	Enables you to receive a portion of the policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.	Optional
•   May be elected either at policy issue or after policy issue. If elected after issue, we will deduct $100 from your policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your policy will automatically include this rider if you apply for a face amount of at least $100,000.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000.

No-Lapse Guarantee Rider	Generally guarantees that your policy will not terminate for a number of years.	Standard
•   Subject to the payment of certain specified amounts of premiums.
•   Rider will not prevent the policy from entering a grace period if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 15 years.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Policy Continuation Rider	Protects against the lapse of your policy in certain circumstances.	Optional
•   You can exercise the rider and be placed on “policy continuation,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75 th
birthday, but not earlier than the 15
th
policy anniversary, all of the following conditions apply:
•   The amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy;
•   There must be sufficient net policy account value to cover the Policy Continuation Charge;
•   The policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising the rider must not cause the policy to become a Modified Endowment Contract.
•   The amount of any outstanding policy loan and accrued loan interest is greater than the current base policy face amount;
•   The policy is not in a grace period; and
•   No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.
•   When the rider is in effect the following are prohibited:
•   partial withdrawals;
•   premium payments;
•   changes to the policy face amount or death benefit option;
•   transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and
•   any other requested policy changes.
•   All additional benefit riders and endorsements terminate when the Policy Continuation Rider is exercised.

Item 18. Portfolio Companies (N-6) [Text Block]
Appendix: Investment options available under the policy

The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH162723. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.54	%^	5.13%	1.57%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00	%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85	%^	10.86%	4.76%	3.57%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	12.13%	13.88%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Corporate Bond (1) — EIMG; AllianceBernstein L.P.	0.65	%^	—	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64	%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Fixed Income	EQ/Long-Term Bond (1) — EIMG	0.65	%^	6.35%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26	%^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87	%^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF (1) — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF (1) — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This variable investment option will not be available until May 13, 2024.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.06%	16.86%	10.51%	7.29%
Equity	AB VPS Relative Value Portfolio — AllianceBernstein L.P.	0.86%^	11.72%	11.57%	9.05%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.17%^	15.70%	13.27%	9.33%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	15.67%	8.37%	4.43%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.02%^	12.49%	7.39%	4.63%
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor , LLC; ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Asset Allocation	Fidelity ® VIP Asset Manager Growth Portfolio — Fidelity Management and Research Company (FMR)	0.89%	16.05%	9.41%	6.30%
Equity	Fidelity ® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	19.47%	15.69%	9.71%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%		9.31%	10.92%	7.57%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Investment Management, Inc.	1.09	%^	19.63%	11.36%	10.22%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35	%^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	2.88%	-2.13%	-0.66%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Prospectuses Available [Text Block]
The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH162723. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Affiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.54	%^	5.13%	1.57%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00	%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85	%^	10.86%	4.76%	3.57%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	12.13%	13.88%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Corporate Bond (1) — EIMG; AllianceBernstein L.P.	0.65	%^	—	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64	%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Fixed Income	EQ/Long-Term Bond (1) — EIMG	0.65	%^	6.35%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26	%^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87	%^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF (1) — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF (1) — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This variable investment option will not be available until May 13, 2024.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.06%	16.86%	10.51%	7.29%
Equity	AB VPS Relative Value Portfolio — AllianceBernstein L.P.	0.86%^	11.72%	11.57%	9.05%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.17%^	15.70%	13.27%	9.33%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	15.67%	8.37%	4.43%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.02%^	12.49%	7.39%	4.63%
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor , LLC; ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Asset Allocation	Fidelity ® VIP Asset Manager Growth Portfolio — Fidelity Management and Research Company (FMR)	0.89%	16.05%	9.41%	6.30%
Equity	Fidelity ® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	19.47%	15.69%	9.71%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%		9.31%	10.92%	7.57%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Investment Management, Inc.	1.09	%^	19.63%	11.36%	10.22%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35	%^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	2.88%	-2.13%	-0.66%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You may lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is designed to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the policy is consistent with the purpose for which it is being considered.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy, MSO II and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses, the MSO II prospectus and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH162723.For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option and under MSO II), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Death benefits will not be paid if the policy has lapsed. Your policy may lapse if, due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value will not cover policy charges. If your policy is in default, you will be notified in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a no-lapse
	guarantee, you may have to pay more premiums to have the benefit of the no lapse guarantee. If your policy provides for a policy continuation feature, and the conditions of the rider are satisfied and the rider is exercised, including that there is sufficient net policy account value to cover the Policy Continuation Charge, then the policy will not lapse.For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in this prospectus.
One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	6.84%
One Thousand Two Hundred Ninety VT Double Line Opportunistic Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[9]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
One Thousand Two Hundred Ninety VT Multi Alternative Strategies [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Multi-Alternative Strategies
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.54%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT Natural Resources [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	2.80%
One Thousand Two Hundred Ninety VT Real Estate [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[9]
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	3.61%
One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT Smart Beta Equity ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQ AB Sustainable U S Thematic [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	20.56%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Aggressive Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]
EQ Clear Bridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[9]
Average Annual Total Returns, 1 Year [Percent]	25.13%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.79%
EQ Conservative Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[9]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.60%
EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[9]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[9]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQ Franklin Rising Dividends [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]
EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]
EQ Intermediate Corporate Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Intermediate Corporate Bond	[11]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[9]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.87%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQ International Equity Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[9]
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	3.69%
EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQ Invesco Global [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]
EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[9]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
EQ Long-Term Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Long-Term Bond	[11]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.65%	[9]
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[9]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS Technology [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]
EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[9]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[10]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.17%
EQ Moderate-Plus Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[10]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
EQ Money Market [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Money Market	[12]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]
EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
EQ PIMCO Real Return [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.26%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]
EQ PIMCO Total Return ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]
EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQ Small Company Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
EQT. Rowe Price Health Sciences [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[9]
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]
EQ Value Equity [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF	[11]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[9]
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF	[11]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Multimanager Aggressive EquityMultimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.29%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[9]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
AB VPS Discovery Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
AB VPS Relative Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%	[9]
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
AB VPS Sustainable Global Thematic Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
American Funds Insurance Series Asset Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance Series Global Small Capitalization Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Small Capitalization Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds Insurance Series New World Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ®
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[9]
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
BlackRock Global Allocation V I Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
ClearBridge Variable Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor , LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Fidelity VIP Asset Manager Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Asset Manager Growth Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.30%
Fidelity VIP Growth Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Growth & Income Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Fidelity VIP Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.47%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Franklin Small Cap Value VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Invesco V I Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Janus Henderson Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Lord Abbett Bond Debenture Portfolio VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[13]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
PIMCO Commodity Real Return Strategy Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%	[9]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
T Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%	[9]
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
T Rowe Price Equity Income Portfolio - II [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio - II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
T Rowe Price Mid-Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%	[9]
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Templeton Developing Markets VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.35%	[9]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[9]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Wire transfer charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Wire transfer charge	[14]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Current [Dollars]	$ 90
Express mail charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Express mail charge	[14]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Current [Dollars]	$ 35
Policy illustration charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy illustration charge	[4]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 25
Duplicate policy charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Duplicate policy charge	[15]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Current [Dollars]	$ 35
Policy history charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy history charge	[15],[16]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 50
Charge for returned payments [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Charge for returned payments	[15]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Current [Dollars]	$ 25
Market Stabilizer Option Ii [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Market Stabilizer Option ® II	[17]
Other Annual Expense, Footnotes [Text Block]
(6)
Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option
®
, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option
®
are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”

Charitable Legacy Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charitable Legacy Rider
Optional Benefit Expense, Current [Dollars]	$ 0
Name of Benefit [Text Block]	Charitable Legacy Rider
Purpose of Benefit [Text Block]	Provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Only available at issue and an accredited charitable beneficiary must be named at that time.
•   Available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (
i.e.
, for face amounts of $10 million and above).
•   If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured’s death, provided the face amount is at least $1 million.
•   If the base policy face amount has been decreased below $1 million at the time of death, then no benefit is payable.

Name of Benefit [Text Block]	Charitable Legacy Rider
Loan Interest Spread [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Loan Interest Spread	[18]
Other Annual Expense, When Deducted [Text Block]	On each policy anniversary (or on loan termination, if earlier)
Other Annual Expense (of Average Account Value), Current [Percent]	1.00%
Living Benefits Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Living Benefits Rider
Purpose of Benefit [Text Block]	Enables you to receive a portion of the policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   May be elected either at policy issue or after policy issue. If elected after issue, we will deduct $100 from your policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your policy will automatically include this rider if you apply for a face amount of at least $100,000.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000.

Name of Benefit [Text Block]	Living Benefits Rider
NoLapse Guarantee Rider [Member]
Prospectus:
Name of Benefit [Text Block]	No-Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Generally guarantees that your policy will not terminate for a number of years.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   Subject to the payment of certain specified amounts of premiums.
•   Rider will not prevent the policy from entering a grace period if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 15 years.

Name of Benefit [Text Block]	No-Lapse Guarantee Rider
Policy Continuation Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Continuation Rider
Optional Benefit Charge, When Deducted [Text Block]	Once — on the date the rider is exercised
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	13.10%
Name of Benefit [Text Block]	Policy Continuation Rider
Purpose of Benefit [Text Block]	Protects against the lapse of your policy in certain circumstances.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•   You can exercise the rider and be placed on “policy continuation,” if at the beginning of any policy month on or following the policy anniversary nearest the insured person’s 75 th
birthday, but not earlier than the 15
th
policy anniversary, all of the following conditions apply:
•   The amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage as provided in your policy;
•   There must be sufficient net policy account value to cover the Policy Continuation Charge;
•   The policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising the rider must not cause the policy to become a Modified Endowment Contract.
•   The amount of any outstanding policy loan and accrued loan interest is greater than the current base policy face amount;
•   The policy is not in a grace period; and
•   No current or future distributions will be required to be paid from the policy to maintain its qualification as “life insurance” under the Internal Revenue Code.
•   When the rider is in effect the following are prohibited:
•   partial withdrawals;
•   premium payments;
•   changes to the policy face amount or death benefit option;
•   transfers out of, or allocations out of, the unloaned guaranteed interest option to the variable investment options even if the loan is fully repaid; and
•   any other requested policy changes.
•   All additional benefit riders and endorsements terminate when the Policy Continuation Rider is exercised.

Name of Benefit [Text Block]	Policy Continuation Rider
Adding Living Benefits Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Adding Living Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Once — on the date the rider is exercised
Optional Benefit Expense, Current [Dollars]	$ 100
Exercising Living Benefits Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Exercising Living Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	At the time of the transaction
Optional Benefit Expense, Current [Dollars]	$ 250
Variable Index Segment Account Charge [Member] | Market Stabilizer Option Ii [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Variable Index Segment Account Charge
Optional Benefit Charge, When Deducted [Text Block]	At the beginning of each policy month during the Segment Term
Optional Benefit Expense (of Other Amount), Current [Percent]	1.65%	[19]
Loan Spread For Amounts Of Policy Loans Allocated To A Segment [Member] | Market Stabilizer Option Ii [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	MSO II loan spread (9) for Amounts of policy Loans Allocated to a Segment
Optional Benefit Charge, When Deducted [Text Block]	On each policy anniversary (or on loan termination, if earlier)
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Annual Portfolio Operating Expenses Before The Effect Of Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service
(12b-1)
	fee, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[20]
Portfolio Company Expenses Maximum [Percent]	2.65%	[20]
Annual Portfolio Operating Expenses After The Effect Of Expense Limitation Arrangements [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements
Portfolio Company Expenses Minimum [Percent]	0.54%	[20]
Portfolio Company Expenses Maximum [Percent]	2.36%	[20]

[1]	Currently, we reduce this charge to 4% in year 1 after an amount equal to one sales load “target premium” has been paid. In years 2+, this charge is 4% for all premium paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, including the policy’s face amount, among other factors.
[2]	The surrender charge percentage of premium we use is determined by the policy year in which you surrender your contract to receive its cash value, or reduce the face amount of your policy as provided in the following table:
[3]	No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus. The transfer charge will not apply to amounts transferred into or out of MSO II. Please refer to the MSO II Prospectus for more information about transfer charges.
[4]	We do not currently charge this fee, but reserve the right to in the future.
[5]	The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. This could happen, for example, if there was a 100% decline in the S&P 500 Price Return Index. Please refer to the MSO II Prospectus for more information about the index and Early Distribution Adjustment. If your policy was issued with the original Market Stabilizer Option®, see Appendix: “State policy availability and/or variations of certain features and benefits” for information regarding the applicable Early Distribution Adjustment.
[6]	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
[7]	Not applicable after the insured person reaches age 121.
[8]	This charge varies based on individual characteristics of the insured, and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.
[9]	This Portfolio’s annual expenses reflect temporary fee reductions.
[10]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[11]	This variable investment option will not be available until May 13, 2024.
[12]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[13]	This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.
[14]	Unless you specify otherwise, this charge will be deducted from the amount you request.
[15]	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.
[16]	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.
[17]	Currently we deduct this charge at a 0.40% annual rate, rather than at the maximum rate shown.
[18]	Please refer to the MSO II Prospectus for information about MSO II and related charges and deductions, as well as the meaning of special terms that are relevant to MSO II (such as “Segment,” “Segment Term,” “Segment Start Date,” “Segment Account Value” and “Early Distribution Adjustment”). MSO II is not available in all jurisdictions and your policy may have been issued with the original Market Stabilizer Option®, see your applicable MSO prospectus for further information. Differences between MSO II and the original Market Stabilizer Option® are outlined in Appendix: “State policy availability and/or variations of certain features and benefits.”
[19]	We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The “spread” is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO II Prospectus for more information.
[20]	Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.